Trade and other receivables - Carrying amounts of trade receivables denominated in different currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Trade receivables	£ 622	£ 424
Gross
Cash and cash equivalents
Trade receivables	692	474
Pound sterling | Gross
Cash and cash equivalents
Trade receivables	48	52
Euro | Gross
Cash and cash equivalents
Trade receivables	159	150
US dollar | Gross
Cash and cash equivalents
Trade receivables	301	133
Other currencies | Gross
Cash and cash equivalents
Trade receivables	£ 184	£ 139